Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Property and Equipment
Schedule of property and equipment by major asset class

	September 30,	December 31,
	2016	2015
Computer equipment	$38,492	$31,496
Software	33,607	26,412
Furniture and fixtures	8,201	7,916
Leasehold improvements	4,051	3,488
Projects in progress	15,108	10,434
Property and equipment, gross	$99,459	$79,746
Less: Accumulated depreciation and amortization	35,691	22,294
Property and equipment, net	$63,768	$57,452

	December 31,
	2015	2014
Computer equipment	$31,496	$21,562
Software	26,412	13,190
Furniture and fixtures	7,916	6,654
Leasehold improvements	3,488	2,343
Projects in progress	10,434	2,335
Property and equipment, gross	$79,746	$46,084
Less: Accumulated depreciation and amortization	22,294	11,165
Property and equipment, net	$57,452	$34,919